CONSOLIDATED BALANCE SHEETS - HKD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current asset
Cash and cash equivalents	$ 42,324	$ 44,171
Total current asset	42,324	44,171
Total assets	42,324	44,171
Current liabilities
Other payables and accruals (note 4)	630	538
Total current liabilities	630	538
Total liabilities	630	538
Commitments and contingencies (note 7)
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	101	101
Additional paid-in capital	26,049	26,049
Accumulated other comprehensive income	(30)	(30)
Retained earnings	15,574	17,513
Total shareholders' equity	41,694	43,633
Total liabilities and shareholders' equity	42,324	44,171
Third party
Current liabilities
Other payables and accruals (note 4)	480	$ 538
Related party
Current liabilities
Other payables and accruals (note 4)	$ 150